Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
As a global company with a diverse business portfolio, CNH Industrial in the ordinary course of business is exposed to numerous legal risks, including, without limitation, dealer and supplier litigation, intellectual property right disputes, product warranty and defective product claims, product performance, asbestos, personal injury, emissions and/or fuel economy regulatory and contractual issues, competition law and other investigations and environmental claims. The most significant of these matters are described below.
The outcome of any current or future proceedings, claims, or investigations cannot be predicted with certainty. Adverse decisions in one or more of these proceedings, claims or investigations could require the Company to pay substantial damages or fines or undertake service actions, recall campaigns or other costly actions. It is therefore possible that legal judgments could give rise to expenses that are not covered, or not fully covered, by insurers’ compensation payments and could affect CNH Industrial’s financial position and results. When it is probable that such a loss has been incurred and the amount can be reasonably estimated, an accrual has been made against the Company’s earnings and included in “Other liabilities” on the consolidated balance sheets.
Although the ultimate outcome of legal matters pending against CNH Industrial and its subsidiaries cannot be predicted, the Company believes the reasonable possible range of losses for these unresolved legal matters in addition to the amounts accrued would not have a material effect on its consolidated financial statements.
Environmental
Pursuant to the U.S. Comprehensive Environmental Response, Compensation and Liability Act of 1980 (“CERCLA”), which imposes strict and, under certain circumstances, joint and several liability for remediation and liability for natural resource damages, and other federal and state laws that impose similar liabilities, CNH Industrial has received inquiries for information or notices of its potential liability regarding 66 non-owned U.S. sites at which regulated materials allegedly generated by CNH Industrial were released or disposed (“Waste Sites”). Of the Waste Sites, 16 are on the National Priority List (“NPL”) promulgated pursuant to CERCLA. For 60 of the Waste Sites, the monetary amount or extent of the Company’s liability has either been resolved; it has not been named as a potentially responsible party (“PRP”), or its liability is likely de minimis.
Because estimates of remediation costs are subject to revision as more information becomes available about the extent and cost of remediation and because settlement agreements can be reopened under certain circumstances, the Company’s potential liability for remediation costs associated with the 66 Waste Sites could change. Moreover, because liability under CERCLA and similar laws can be joint and several, CNH Industrial could be required to pay amounts in excess of its pro rata share of remediation costs. However, when appropriate, the financial strength of other PRPs has been considered in the determination of the Company’s potential liability. CNH Industrial believes that the costs associated with the Waste Sites will not have a material effect on the Company’s business, financial position or results of operations.
The Company is conducting environmental investigatory or remedial activities at certain properties that are currently or were formerly owned and/or operated or that are being decommissioned. The Company believes that the outcome of these activities will not have a material adverse effect on its business, financial position, or results of operations.
The actual costs for environmental matters could differ materially from those costs currently anticipated due to the nature of historical handling and disposal of hazardous substances typical of manufacturing and related operations, the discovery of currently unknown conditions, and as a result of more aggressive enforcement by regulatory authorities and changes in existing laws and regulations. As in the past, CNH Industrial plans to continue funding its costs of environmental compliance from operating cash flows.
Investigation, analysis and remediation of environmental sites is a time consuming activity. The Company expects such costs to be incurred and claims to be resolved over an extended period of time that could exceed 30 years for some sites. As of December 31, 2021 and 2020, environmental reserves of approximately $30 million and $32 million, respectively, were established to address these specific estimated potential liabilities. Such reserves are undiscounted and do not include anticipated recoveries, if any, from insurance companies. After considering these reserves, management is of the opinion that the outcome of these matters will not have a material adverse effect on the Company’s financial position or results of operations.
Other Litigation and Investigation
Follow-up on Damages Claims: in 2011 Iveco S.p.A. ("Iveco"), which, following the Demerger, is now part of Iveco Group N.V., and its competitors in the European Union were subject to an investigation by the European Commission (the “Commission”) into certain business practices in the European Union (in the period 1997-2011) in relation to Medium & Heavy trucks. On July 19, 2016, the Commission announced a settlement with Iveco ("the Decision"). Following the Decision, the Company, Iveco and Iveco Magirus AG ("IMAG") have been named as defendants in proceedings across Europe. The consummation of the Demerger will not allow CNH Industrial to be excluded from current and future follow on proceedings originating from the Decision because under EU competition law a company cannot use corporate reorganizations to avoid liability for private damage claims. In the event one or more of these judicial proceedings would result in a decision against CNH Industrial ordering it to compensate such claimants as a result of the conduct that was the subject matter of the Decision, and Iveco and IMAG does not comply with such decisions, as a result of various intercompany arrangements, then CNH Industrial will ultimately have recourse against Iveco and IMAG for the reimbursement of the damages effectively paid to such claimants. The extent and outcome of these claims cannot be predicted at this time.
FPT Emissions Investigation: on July 22, 2020, a number of CNH Industrial's offices in Europe were visited by investigators in the context of a request for assistance by the public prosecutors of Frankfurt am Main, Germany and Turin, Italy in relation to alleged noncompliance of two engine models produced by FPT Industrial S.p.A. ("FPT"), which is now part of the Iveco Group N.V., installed in certain Ducato (a vehicle distributed by Stellantis) and Iveco Daily vehicles. FPT is providing its full cooperation to properly address the requests received. FPT, other companies of Iveco Group, and in certain instances CNH Industrial and other third parties have received various requests for compensation by German and Austrian customers on various contractual and tort grounds, including requests for damages resulting out of the termination of the purchase contracts, or in the form of requests for an alleged lower residual value of their vehicles as a consequence of the alleged non-compliance with type approval regulations regarding emissions. In certain instances, other customers have brought judicial claims on the same legal and factual bases. Although, at the date hereof, the Company has been informed by the Iveco Group that it has no evidence of any wrongdoing, it cannot predict at this time the extent and outcome of these requests and directly or indirectly related legal proceedings, including customer claims or potential class actions alleging emissions non-compliance.
Commitments
CNH Industrial has entered operating lease contracts for the right to use industrial buildings and equipment and other assets.
Refer to Note 8 for future minimum lease payments under non-cancellable lease contracts.
At December 31, 2021, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$7,549	$2,725	$4,824

Guarantees
CNH Industrial provided guarantees on the debt or commitments of third parties and performance guarantees in the interest of non-consolidated affiliates as of December 31, 2021 and 2020 totaling $527 million and $615 million, respectively.